November 1, 2022

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: Short Term Investment Fund for Puerto Rico Residents, Inc.

Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A

(Securities Act File No. 333-259157, Investment Company Act File No. 811-23673)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Fund; and

(2) the text of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Fund was filed electronically with the Securities and Exchange Commission on October 28, 2022.

Sincerely,

Short Term Investment Fund for Puerto Rico Residents, Inc.

/s/ Liana Loyola
Liana Loyola
Secretary of the Fund